Schedule of reserves (Details) (Parenthetical) - $ / shares	Jun. 30, 2025	Jun. 18, 2025	Nov. 30, 2024
IfrsStatementLineItems [Line Items]
Number of shares issued	65,000		1,140,388
Prefunded Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	5,677,139	5,677,139
Ordinary share par value		$ 0.001